Non-controlling interests - NCI components (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 8,594		€ 8,783	€ 8,987
Profit/(loss) attributable to non-controlling interests	1,529		1,063	1,601
Non-controlling interests	10,123		9,846	10,588
Santander Bank Polska
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,559		1,676	1,597
Profit/(loss) attributable to non-controlling interests	75		81	162
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,543		1,622	1,569
Profit/(loss) attributable to non-controlling interests	311		255	266
Santander Consumer USA Holdings, Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,255		986	1,565
Profit/(loss) attributable to non-controlling interests	494		201	230
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,042		1,218	1,101
Profit/(loss) attributable to non-controlling interests	292		198	283
Banco Santander (Brasil) S.A.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,023		1,014	1,167
Profit/(loss) attributable to non-controlling interests	251		233	373
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	202		461	333
Profit/(loss) attributable to non-controlling interests	62		61	195
Other companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,970		1,806	1,655
Profit/(loss) attributable to non-controlling interests	44		34	92
Santander UK
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 1,363		€ 1,275	€ 1,346
Issue of convertible instruments | £		£ 2,200
Banco Santander, S.A.
Non-controlling interests
Issue of convertible instruments | £		£ 1,050